Retirement-Related Benefits - Level 3 Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 54,386	$ 51,784
Fair value of plan assets, balance at end of period	51,852	54,386
Non-U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	42,308	38,891
Foreign exchange impact	(1,939)	2,479
Fair value of plan assets, balance at end of period	39,979	42,308
Level 3 | U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	542
Fair value of plan assets, balance at end of period	598	542
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	542	518
Return on assets held at end of year	(15)	29
Return on assets sold during the year	1	0
Purchases, sales and settlements, net	63	(5)
Transfers, net	6	0
Fair value of plan assets, balance at end of period	598	542
Level 3 | Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	300	330
Return on assets held at end of year	(43)	(29)
Return on assets sold during the year	58	2
Purchases, sales and settlements, net	(140)	(14)
Transfers, net		4
Foreign exchange impact	(1)	7
Fair value of plan assets, balance at end of period	174	300
Level 3 | Non-U.S. | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period	2	2
Return on assets held at end of year	0	0
Return on assets sold during the year	0
Purchases, sales and settlements, net	(2)
Foreign exchange impact	0	0
Fair value of plan assets, balance at end of period		2
Level 3 | Non-U.S. | Real Estate.
Change in plan assets
Fair value of plan assets, balance at beginning of period	298	328
Return on assets held at end of year	(43)	(29)
Return on assets sold during the year	58	2
Purchases, sales and settlements, net	(138)	(14)
Transfers, net		4
Foreign exchange impact	(1)	7
Fair value of plan assets, balance at end of period	174	298
Level 3 | Non-U.S. | Pension Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	300
Fair value of plan assets, balance at end of period	$ 174	$ 300